Document and Entity Information	Dec. 09, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 09, 2025
Entity File Number	1-10585
Entity Registrant Name	CHURCH & DWIGHT CO INC /DE/
Entity Central Index Key	0000313927
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	13-4996950
Entity Address, Address Line One	500 Charles Ewing Boulevard
Entity Address, City or Town	Ewing
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08628
City Area Code	609
Local Phone Number	806-1200
Title of 12(b) Security	Common Stock, $1 par value
Trading Symbol	CHD
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false